Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

January 4, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING VP Intermediate Bond Portfolio (on behalf of ING VP Intermediate Bond Portfolio)

File No.: 811-02361

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING VP Intermediate Bond Portfolio (“Registrant”). This Form N-14 is being filed in connection with a reorganization in which ING VP Intermediate Bond Portfolio, a series of the Registrant, will acquire all of the assets of ING Lord Abbett U.S. Government Securities Portfolio, a series of ING Partners, Inc., in exchange for shares of ING VP Intermediate Bond Portfolio and the assumption by ING VP Intermediate Bond Portfolio of the known liabilities of ING Lord Abbett U.S. Government Securities Portfolio.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 202.261.3484, or Jeffrey S. Puretz at 202.261.3358.

Sincerely,

/s/ Jutta M. Frankfurter

Jutta M. Frankfurter

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